Derivatives - Disclosure of Portfolio of Credit Derivatives (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 15,447	R$ 16,355
Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	11,882	12,433
Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	196	243
Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,369	3,679
Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	516	752
Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	14,931	15,603
Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	9,837	8,501
Total return swap [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	5,610	7,854
Up to one year [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	7,291	9,035
Up to one year [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	6,144	8,255
Up to one year [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	33	66
Up to one year [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,114	714
Up to one year [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	194	296
Up to one year [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	7,097	8,739
Up to one year [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,681	1,181
Up to one year [member] | Total return swap [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	5,610	7,854
Later than one year and not later than three years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,566	3,928
Later than one year and not later than three years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,792	1,627
Later than one year and not later than three years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	102	122
Later than one year and not later than three years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,672	2,179
Later than one year and not later than three years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	253	372
Later than one year and not later than three years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,313	3,556
Later than one year and not later than three years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,566	3,928
Later than three years and not later than five years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	4,590	3,372
Later than three years and not later than five years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,946	2,551
Later than three years and not later than five years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	61	55
Later than three years and not later than five years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	583	766
Later than three years and not later than five years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	69	84
Later than three years and not later than five years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	4,521	3,288
Later than three years and not later than five years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	4,590	3,372
Over 5 years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	0	20
Over 5 years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	0	20
Over 5 years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	0	20
Over 5 years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 0	R$ 20